Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Data [Abstract]
Schedule of Summarized Unaudited Quarterly Financial Data
The table below summarizes our unaudited quarterly financial data for 2018 and 2017.

	2018 Quarters
	First	Second	Third	Fourth
Revenues from continuing operations	$725,808	$752,388	$745,278	$689,296
Operating income	$59,081	$60,900	$46,148	$4,119
Net income (loss)	$7,898	$10,871	$(1,634)	$(28,927)
Net loss attributable to noncontrolling interest	$136	$126	$1,311	$4,144
Net income (loss) attributable to Genesis Energy, L.P.	$8,034	$10,997	$(323)	$(24,783)
Basic and diluted net income (loss) per common unit:
Net income (loss) per common unit	$(0.07)	$(0.05)	$(0.15)	$(0.35)

Cash distributions per common unit (1)	$0.5200	$0.5300	$0.5400	$0.5500
	2017 Quarters
	First	Second	Third	Fourth
Revenues from continuing operations	$415,491	$406,723	$486,114	$720,049
Operating income	$52,597	$61,447	$43,100	$63,407
Net income	$26,938	$33,580	$6,160	$15,401
Net loss attributable to noncontrolling interest	$152	$153	$152	$111
Net income attributable to Genesis Energy, L.P.	$27,090	$33,733	$6,312	$15,512
Basic and diluted net income (loss) per common unit:
Net income (loss) per common unit	$0.23	$0.28	$0.01	$(0.01)

Cash distributions per common unit (1)	$0.7100	$0.7200	$0.7225	$0.5000

(1)
Represents cash distributions declared and paid in the applicable period.